INCOME TAX AND DEFERRED TAX ASSETS	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAX AND DEFERRED TAX ASSETS

NOTE 5 – INCOME TAX AND DEFERRED TAX ASSETS

The Company is not required to file United States Income Tax returns, since it has no United States presents.

MDJM was incorporated under the laws of the Cayman Islands. Under the current laws of the Cayman Islands, the Company and its Cayman subsidiaries are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

MDJH Hong Kong was incorporated under the laws of Hong Kong and is subject to the uniform tax rate of 16.5%. Under Hong Kong tax law, it is exempted from the Hong Kong income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. MDJH Hong Kong did not have significant activities in Hong Kong in 2018.

The Group conducts substantially all of its business through its subsidiaries and VIE, the operating entities located in the PRC and they are subject to PRC income taxes. The Group’s subsidiaries and VIE in the PRC are subject to a 25% standard tax rate in the years ended December 31, 2018, 2017 and 2016.

The Group adopted ASC 740-10-25 Accounting for Uncertainty in Income Taxes and such adoption did not have any material impact on the accompanying consolidated financial statements. The Group through its Chinese subsidiaries and VIE is principally engaged in the business located in PRC and therefor, is subject to income taxes in the PRC. Tax regulations are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. All tax positions taken, or expected to be taken, continue to be more likely than not ultimately settled at the full amount claimed. The Company’s tax filings are subject to the PRC tax bureau’s examination for a period up to 5 years. The Company is not currently under any examination by the PRC tax bureau.

On December 22, 2017, the Tax Cuts and Jobs Act (the TCJA), which significantly modified U.S. corporate income tax law, was signed into law by President Trump. The TCJA contains significant changes to corporate income taxation, including but not limited to the reduction of the corporate income tax rate from a top marginal rate of 35% to a flat rate of 21%, limitation of the tax deduction for interest expense to 30% of earnings (except for certain small businesses), limitation of the deduction for net operating losses to 80% of current year taxable income and generally eliminating net operating loss carrybacks, allowing net operating losses to carryforward without expiration, one-time taxation of offshore earnings at reduced rates regardless of whether they are repatriated, elimination of U.S. tax on foreign earnings (subject to certain important exceptions), immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing many business deductions and credits (including changes to the orphan drug tax credit and changes to the deductibility of research and experimental expenditures that will be effective in the future). Notwithstanding the reduction in the corporate income tax rate, the overall impact of the new federal tax law is uncertain, including to what extent various states will conform to the newly enacted federal tax law.

Deferred income tax assets are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

Significant components of the Company’s deferred tax assets are as follows at December 31, 2018 and December 31, 2017:

	December 31,	December 31,
	2018	2017

Deferred tax items
Allowance for doubtful accounts	$49,963	$201,647
Accrued expenses per US GAAP	162,089	253,938
Income not recognized per US GAAP	64,153	414,023
Current year loss - Chinese Tax	265,680	-
Total deferred items	541,885	869,608
Tax rate at	25%	25%
Net Deferred Tax Assets	$135,471	$217,402

A reconciliation of the Company’s effective tax rate as a percentage of income before taxes and Federal statutory rate for the years ended December 31, 2018 and 2017, respectively, is as follows:

China	2018	2017	2016

US statutory tax rate	21.00%	34.00%	34.00%
Tax rate difference	4.00%	-9.00%	-9.00%
Changes in valuation allowance	-25.00%	0.00%	0.00%
Effective rate	0.00%	25.00%	25.00%